Schedule of Investments (unaudited)
August 31, 2024
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 1.6%
Tesla, Inc.(a)	413,093	$ 88,447,342
Banks — 0.3%
NU Holdings Ltd., Class A(a)	1,204,654	18,033,670
Broadline Retail — 4.3%
Amazon.com, Inc.(a)	783,496	139,854,036
MercadoLibre, Inc.(a)	51,356	105,878,611
		245,732,647
Capital Markets — 0.6%
S&P Global, Inc.	69,264	35,549,055
Communications Equipment — 1.5%
Arista Networks, Inc.(a)	161,359	57,021,044
Motorola Solutions, Inc.	69,230	30,602,429
		87,623,473
Consumer Finance — 0.7%
Kaspi.KZ JSC, ADR	319,978	41,894,720
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—
Electrical Equipment — 0.8%
Vertiv Holdings Co., Class A	517,889	43,000,324
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp.(a)	290,293	22,628,339
Entertainment — 3.7%
Electronic Arts, Inc.	196,482	29,829,897
Netflix, Inc.(a)	59,859	41,982,110
Nintendo Co. Ltd.	662,300	36,018,675
Spotify Technology SA(a)	210,362	72,128,923
Take-Two Interactive Software, Inc.(a)	197,412	31,923,495
		211,883,100
Financial Services — 1.5%
Mastercard, Inc., Class A	171,994	83,131,580
Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	571,487	41,792,844
Industrial Conglomerates — 1.1%
Hitachi Ltd.	2,553,200	62,987,513
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A	558,888	91,311,121
Meta Platforms, Inc., Class A	341,686	178,124,329
		269,435,450
IT Services — 1.7%
Accenture PLC, Class A	95,900	32,793,005
Farmer’s Business Network, Inc.(a)(b)	194,200	469,964
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	12,051,661
MongoDB, Inc., Class A(a)(d)	165,847	48,226,649
		93,541,279
Professional Services — 2.7%
Equifax, Inc.	119,877	36,817,823
RELX PLC	1,354,065	63,208,006
Thomson Reuters Corp.	321,117	54,999,611
		155,025,440
Semiconductors & Semiconductor Equipment — 33.4%
Advanced Micro Devices, Inc.(a)	552,869	82,134,219
Applied Materials, Inc.	250,903	49,493,126
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ARM Holdings PLC, ADR(a)(d)	398,179	$ 52,910,025
ASM International NV	78,386	53,371,369
ASML Holding NV	141,763	127,846,701
Broadcom, Inc.	1,680,805	273,668,670
Lam Research Corp.	67,661	55,550,358
Marvell Technology, Inc.	914,008	69,683,970
Micron Technology, Inc.	1,101,451	106,003,644
Monolithic Power Systems, Inc.	118,679	110,926,888
NVIDIA Corp.	6,920,516	826,101,995
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	588,633	101,068,286
		1,908,759,251
Software — 28.7%
Autodesk, Inc.(a)	167,357	43,245,049
Cadence Design Systems, Inc.(a)	657,522	176,827,391
Constellation Software, Inc.	22,901	74,782,178
Crowdstrike Holdings, Inc., Class A(a)	194,314	53,879,386
CyberArk Software Ltd.(a)	77,945	22,349,949
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	23,416,356
Datadog, Inc., Class A(a)	199,275	23,167,712
Fair Isaac Corp.(a)	59,541	103,022,006
Guidewire Software, Inc.(a)	118,621	17,647,246
Informatica, Inc., Class A(a)	204,981	5,106,077
Intuit, Inc.	134,284	84,633,834
Microsoft Corp.	1,241,541	517,896,413
Nutanix, Inc., Class A(a)	489,750	30,947,302
Oracle Corp.	928,139	131,136,759
Palo Alto Networks, Inc.(a)	123,819	44,911,628
Samsara, Inc., Class A(a)(d)	891,172	36,600,434
SAP SE	393,276	86,301,802
ServiceNow, Inc.(a)	111,742	95,539,410
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	719,191
Xero Ltd.(a)	396,786	38,483,674
Zscaler, Inc.(a)	144,332	28,863,513
		1,639,477,310
Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(b)(c)	304,000	136,793
Technology Hardware, Storage & Peripherals — 10.0%
Apple Inc.	2,074,760	475,120,040
Dell Technologies, Inc., Class C	223,855	25,864,207
Quanta Computer, Inc.	3,313,000	27,832,413
Western Digital Corp.(a)	609,555	39,980,712
		568,797,372
Total Common Stocks — 98.4% (Cost: $2,485,234,633)		5,617,877,502
Preferred Securities
Preferred Stocks — 1.3%
Diversified Consumer Services — 0.0%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,492,260)(a)(b)(c)	141,625	2,337,326
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—
		2,337,326

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $10,748,384)(a)(b)(c)	94,889	$ 15,370,120
Semiconductors & Semiconductor Equipment — 0.4%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(c)	581,814	14,399,896
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	8,413,951
		22,813,847
Software — 0.6%
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	18,913,371
Series G (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	15,472,082
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	36,454
Series B (Acquired 03/05/21, cost $314,316)(a)(b)(c)	11,480	65,551
Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,204,000
Series Seed (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	87,254
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	32,076
		36,810,788
Total Preferred Securities — 1.3% (Cost: $58,314,270)		77,332,081
Warrants(a)(b)
Software — 0.0%
Constellation Software, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—
Total Warrants — 0.0% (Cost: $0)		—
Total Long-Term Investments — 99.7% (Cost: $2,543,548,903)		5,695,209,583
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	90,506,194	$ 90,560,498
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(e)(f)	31,311,366	31,311,366
Total Short-Term Securities — 2.2% (Cost: $121,865,083)		121,871,864
Total Investments — 101.9% (Cost: $2,665,413,986)		5,817,081,447
Liabilities in Excess of Other Assets — (1.9)%		(106,192,806)
Net Assets — 100.0%		$ 5,710,888,641
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $113,656,082, representing 2.0% of its net assets as of period end, and an original cost of $83,390,143.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Technology Opportunities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 42,718,478	$ 47,818,269(a)	$ —	$ 16,970	$ 6,781	$ 90,560,498	90,506,194	$ 36,046(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,083,311	6,228,055(a)	—	—	—	31,311,366	31,311,366	1,166,828	—
				$ 16,970	$ 6,781	$ 121,871,864		$ 1,202,874	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 88,447,342	$ —	$ —	$ 88,447,342
Banks	18,033,670	—	—	18,033,670
Broadline Retail	245,732,647	—	—	245,732,647
Capital Markets	35,549,055	—	—	35,549,055
Communications Equipment	87,623,473	—	—	87,623,473
Consumer Finance	41,894,720	—	—	41,894,720
Diversified Consumer Services	—	—	—	—
Electrical Equipment	43,000,324	—	—	43,000,324
Electronic Equipment, Instruments & Components	22,628,339	—	—	22,628,339
Entertainment	175,864,425	36,018,675	—	211,883,100

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Financial Services	$ 83,131,580	$ —	$ —	$ 83,131,580
Ground Transportation	41,792,844	—	—	41,792,844
Industrial Conglomerates	—	62,987,513	—	62,987,513
Interactive Media & Services	269,435,450	—	—	269,435,450
IT Services	81,019,654	—	12,521,625	93,541,279
Professional Services	91,817,434	63,208,006	—	155,025,440
Semiconductors & Semiconductor Equipment	1,727,541,181	181,218,070	—	1,908,759,251
Software	1,490,556,287	124,785,476	24,135,547	1,639,477,310
Specialty Retail	—	—	136,793	136,793
Technology Hardware, Storage & Peripherals	540,964,959	27,832,413	—	568,797,372
Preferred Securities	—	—	77,332,081	77,332,081
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	121,871,864	—	—	121,871,864
	$ 5,206,905,248	$ 496,050,153	$ 114,126,046	$ 5,817,081,447
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening Balance, as of May 31, 2024	$ 35,470,366	$ 83,769,762	$ —(b)	$ 119,240,128
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	1,323,599	(6,437,681)	—	(5,114,082)
Purchases	—	—	—	—
Sales	—	—	—	—
Closing Balance, as of August 31, 2024	$ 36,793,965	$ 77,332,081	$ —(b)	$ 114,126,046
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024(a)	$ 1,323,599	$ (6,437,681)	$ —	$ (5,114,082)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.
(b)	Rounds to less than $1.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 36,793,965	Market	Revenue Multiple Volatility Time to Exit	1.63x - 18.00x 70% 3.0 years	13.48x — —
Preferred Stocks	77,332,081	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	1.52x - 18.00x 50%- 90% 3.0 - 4.0 years 1.30x	12.08x 65% 3.6 years —
	$ 114,126,046

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Technology Opportunities Fund
Currency Abbreviation
CAD	Canadian Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt